INCOME TAXES (Details)	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Income Taxes Details
Income tax benefit at the federal statutory rate	34.00%	34.00%
Permanent differences	(19.00%)	(2.00%)
Increase in valuation allowance	(15.00%)	(32.00%)
Provision for income tax	0.00%	0.00%